Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash, restricted cash, and cash equivalents	$ 1,601,255	$ 6,819,564
Prepaid expenses and other current assets	368,780	256,459
Total current assets	1,970,035	7,076,023
Operating lease right-of-use asset	2,189,565	2,846,041
Property and equipment, net	966,702	1,427,424
Total assets	5,126,302	11,349,488
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accounts payable	1,671,745	391,185
Accrued liabilities	144,633	100,394
Common stock subscription deposit	1,875
Operating lease liability	769,092	672,374
Short-term notes payable, net	599,692
Preferred stock warrant liability	320,117
Operating lease liability, net of current portion	1,575,499	2,344,590
Preferred stock warrant liability		610,381
CURRENT LIABILITIES
Total current liabilities	3,507,154	1,163,953
LONG TERM LIABILITIES
Total liabilities	5,082,653	4,118,924
STOCKHOLDERS’ DEFICIT
Common stock value	907	904
Additional paid-in capital	1,031,219	928,560
Accumulated deficit	(43,089,821)	(35,800,244)
Total stockholders’ deficit	(42,057,695)	(34,870,780)
Total liabilities and stockholders’ deficit	5,126,302	11,349,488
Convertible preferred stock Series Seed
STOCKHOLDERS’ DEFICIT
Preferred stock, value	4,077,560	4,077,560
Series A Convertible preferred stock
STOCKHOLDERS’ DEFICIT
Preferred stock, value	$ 38,023,784	$ 38,023,784
Total convertible preferred stock (in Shares)	42,101,344	42,101,344
Phoenix Biotech Acquisition Corp
CURRENT ASSETS
Cash	$ 96,873	$ 475,870
Prepaid expenses and other current assets	27,426	225,188
Money market funds held in Trust Account	8,436,311
Restricted cash held in Trust Account		41,665,974
Total assets	8,560,610	42,367,032
CURRENT LIABILITIES
Accounts payable and accrued expenses	3,535,084	1,653,120
Income tax payable	23,633	599,159
Shareholder redemption liability		27,842,747
Excise tax payable	56,389
Due to Affiliate	3,315	3,315
Total current liabilities	5,173,421	30,748,341
LONG TERM LIABILITIES
Deferred underwriting fee payable	9,150,000	9,150,000
Total liabilities	14,323,421	39,898,341
COMMITMENTS AND CONTINGENCIES
REDEEMABLE COMMON STOCK
Class A Common stock subject to possible redemption, $0.0001 par value, 764,957 and 1,288,298 shares at redemption value of $11.03 and $10.26 per share as of December 31, 2023 and 2022, respectively	8,436,311	13,468,845
STOCKHOLDERS’ DEFICIT
Preferred stock, value
Additional paid-in capital
Accumulated deficit	(14,199,669)	(11,000,701)
Total stockholders’ deficit	(14,199,122)	(11,000,154)
Total liabilities and stockholders’ deficit	8,560,610	42,367,032
Phoenix Biotech Acquisition Corp | Class A Common Stock
STOCKHOLDERS’ DEFICIT
Common stock value	547	88
Phoenix Biotech Acquisition Corp | Class B Common Stock
STOCKHOLDERS’ DEFICIT
Common stock value		459
Related Party | Phoenix Biotech Acquisition Corp
CURRENT LIABILITIES
Working capital loan – related party	$ 1,555,000	$ 650,000